FINANCIAL EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2023	2022	2021

Interest on long-term bank loans	84	129	30
Interest on bank deposits	(148)	-	-
Bank charges	38	53	45
Foreign exchange loss (gain), net	(375)	(1,024)	413
Other financing expenses (income), net	(21)	(45)	-

	(422)	(887)	488